Vanguard Global Wellington Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Global Wellington Fund	Aug. 31, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.43%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.30%